Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Schedule of provision for income tax
The provision for income tax was as follows:

Expense (recovery)	2019	2018	2017
Current corporate income tax – North America	$354	$312	$(145)
Current corporate income tax – North Sea	112	28	57
Current corporate income tax – Offshore Africa	44	54	45
Current PRT (1) – North Sea	(89)	(29)	(132)
Other taxes	13	9	11
Current income tax	434	374	(164)
Deferred corporate income tax	(895)	540	586
Deferred PRT (1) – North Sea	1	17	54
Deferred income tax	(894)	557	640
Income tax	$(460)	$931	$476

(1)	Petroleum Revenue Tax.

Schedule of provision for income tax reconciliation
The provision for income tax is different from the amount computed by applying the combined statutory Canadian federal and provincial income tax rates to earnings before taxes. The reasons for the difference are as follows:

	2019	2018	2017
Canadian statutory income tax rate	26.5%	27.0%	27.0%
Income tax provision at statutory rate	$1,313	$951	$776
Effect on income taxes of:
UK PRT and other taxes	(76)	(3)	(67)
Impact of deductible UK PRT and other taxes on corporate income tax	32	3	28
Foreign and domestic tax rate differentials	(48)	6	(43)
Non-taxable portion of capital (gains) losses	(65)	142	(86)
Stock options exercised for common shares	47	(41)	33
Income tax rate and other legislative changes	(1,618)	—	10
Non-taxable gain on corporate acquisitions	—	(119)	(63)
Revisions arising from prior year tax filings	(41)	(136)	(3)
Change in unrecognized capital loss carryforward asset	(65)	142	(86)
Other	61	(14)	(23)
Income tax (recovery) expense	$(460)	$931	$476

Summary of major temporary differences, movements in deferred tax assets and liabilities, and net deferred income tax liability
Movements in deferred tax assets and liabilities recognized in net earnings during the year were as follows:

	2019	2018	2017
Property, plant and equipment and exploration and evaluation assets	$(775)	$281	$541
Lease assets	414	—	—
Unrealized foreign exchange loss (gain) on long-term debt	55	(75)	120
Unrealized risk management activities	(14)	18	(46)
Asset retirement obligations	(317)	175	(88)
Lease liabilities	(418)	—	—
Share-based compensation	(11)	(5)	—
Loss carryforwards	170	(61)	48
Investments	(10)	(50)	(2)
Investment in North West Redwater Partnership	179	162	30
Deferred PRT	1	17	54
PRT deduction for corporate income tax	—	(7)	(21)
Other	(168)	102	4
	$(894)	$557	$640
The following table summarizes the temporary differences that give rise to the net deferred income tax liability:

	2019	2018
Deferred income tax liabilities
Property, plant and equipment and exploration and evaluation assets	$12,074	$12,885
Lease assets	412	—
Unrealized risk management activities	27	33
PRT deduction for corporate income tax	—	1
Investments	36	46
Investment in North West Redwater Partnership	593	414
Other	52	179
	13,194	13,558
Deferred income tax assets
Asset retirement obligations	(1,488)	(1,142)
Lease liabilities	(416)	—
Share-based compensation	(16)	(5)
Loss carryforwards	(685)	(855)
Unrealized foreign exchange loss on long-term debt	(49)	(104)
Deferred PRT	(1)	(1)
	(2,655)	(2,107)
Net deferred income tax liability	$10,539	$11,451
The following table summarizes the movements of the net deferred income tax liability during the year:

	2019	2018	2017
Balance – beginning of year	$11,451	$10,975	$9,073
Deferred income tax (recovery) expense	(894)	557	640
Deferred income tax expense (recovery) included in other comprehensive income	8	(6)	4
Foreign exchange adjustments	(26)	41	(29)
Business combinations (note 6,7)	—	(116)	1,287
Balance – end of year	$10,539	$11,451	$10,975